UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  4/30/07


                Date of Reporting Period:  Quarter ended 1/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




AUTOMATED GOVERNMENT CASH RESERVES
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

    PRINCIPAL                                                                                                            VALUE
    AMOUNT
                    U.S. GOVERNMENT AGENCIES--100.9%
  $  44,000,000   1 Federal Farm Credit System Discount Notes, 5.110% - 5.130%, 2/12/2007 - 3/9/2007             $  43,900,350
    141,500,000   2 Federal Farm Credit System Floating Rate Notes, 5.180% - 5.240%, 2/1/2007 - 4/10/2007          141,472,054
      1,100,000     Federal Farm Credit System Note, 3.100%, 8/6/2007                                                1,088,018
    262,601,000   1 Federal Home Loan Bank System Discount Notes, 5.000% - 5.157%, 2/1/2007 - 4/27/2007            261,434,952
     21,260,000   2 Federal Home Loan Bank System Floating Rate Notes, 4.365% - 5.200%, 2/14/2007 - 4/10/2007       21,249,473
     58,855,000     Federal Home Loan Bank System Notes, 2.875% - 6.500%, 2/15/2007 - 2/28/2008                     58,803,661
      3,375,000   1 Tennessee Valley Authority Discount Notes, 5.120%, 3/22/2007                                     3,351,480
                       TOTAL INVESTMENTS --- 100.9%                                                                531,299,988
                       (AT AMORTIZED COST)3
                       OTHER ASSETS AND LIABILITIES --- NET --- (0.9)%                                             (4,620,829)
                       TOTAL NET ASSETS --- 100%                                                                 $ 526,679,159

   1 Discount rate at the time of purchase.
   2 Floating rate note with current rate and next reset date shown. 3 Also represents cost for federal tax purposes.

    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.





U.S. TREASURY CASH RESERVES
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                 U.S. TREASURY OBLIGATIONS--106.5%
                 U.S. TREASURY BILLS-49.4%1
  $ 236,000,000  4.700% - 4.950%, 2/1/2007                       $   236,000,000
    100,000,000  4.825%, 3/22/2007                                    99,343,264
    277,000,000  4.840% - 4.900%, 2/22/2007                          276,210,330
     75,000,000  4.855%, 3/8/2007                                     74,645,990
    200,000,000  4.890% - 4.895%, 3/1/2007                           199,238,945
    172,000,000  4.900%, 2/8/2007                                    171,836,122
     50,000,000  4.945%, 5/31/2007                                    49,182,701
    100,000,000  4.950%, 7/19/2007                                    97,690,000
     50,000,000  4.970%, 7/5/2007                                     48,936,972
     50,000,000  4.975%, 4/19/2007                                    49,467,951
     96,000,000  5.000%, 4/5/2007                                     95,160,000
                    TOTAL                                          1,397,712,275
                 U.S. TREASURY NOTES-57.1%
    793,000,000  2.250% - 6.250%, 2/15/2007                          792,449,344
    823,000,000  3.375%, 2/28/2007                                   821,982,566
                    TOTAL                                          1,614,431,910
                    TOTAL INVESTMENTS -106.5%                      3,012,144,185
                    (AT AMORTIZED COST)2
                    OTHER ASSETS AND LIABILITIES - NET-(6.5)%      (182,762,829)
                    TOTAL NET ASSETS-100%                        $ 2,829,381,356

   1 Discount rate at time of purchase.
   2 Also represents cost for federal tax purposes.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment company Act of 1940, as amended.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.





ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        March 16, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        March 16, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        March 16, 2007